Equity Investment in Unconsolidated Investments - Summarized financial information of JV (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments
Other assets	$ 3,976,018		$ 3,505,953	$ 3,934,468
Total assets	772,596,045		693,542,158	588,477,181
Mortgage loan Payable	31,963,840		32,134,295	44,117,293
Other liabilities	3,491,971		4,289,967	429,123
Total liabilities	503,407,855		419,698,580	285,152,116
Revenues	12,112,270	$ 10,289,252	46,685,257	50,320,888
Operating expenses	9,219,798	5,579,725	38,914,403	26,667,214
Net income	2,892,472	4,709,527	7,770,854	23,653,674
Joint Venture
Schedule of Equity Method Investments
Net investment in real estate	198,906,122		115,636,424	0
Other assets	9,730,764		4,856,249	0
Total assets	208,636,886		120,492,673	0
Mortgage loan Payable	145,641,352		83,445,235	0
Other liabilities	1,887,030		1,305,572	0
Total liabilities	147,528,382		84,750,807	0
Members' Capital	61,108,504		35,741,866	0
Revenues	2,450,438	0	1,448,431	0
Operating expenses	(816,681)	0	1,752,076	0
Depreciation expense	(690,831)	0
Interest expense	(1,085,561)	0
Unrealized gains	235,511	0
Net income	$ 92,876	$ 0	$ (303,645)	$ 0